Share-based Payments - Schedule of Number and Contractual Life of Options (Details) - Stock Option Plan	Mar. 31, 2019 CAD ($) shares yr	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	3.44
Options outstanding, Number of options outstanding | shares	9,651,085	10,091,546	3,765,000
Exercisable options, Weighted number of options exercisable | shares	3,390,310	2,322,668
Weighted average exercise price, Exercisable	$ 1.99	$ 1.97
$1.24 - $1.91
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	2.86
Options outstanding, Number of options outstanding | shares	1,498,450
Exercisable options, Weighted number of options exercisable | shares	891,024
Weighted average exercise price, Exercisable	$ 1.66
$1.24 - $1.91 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	1.24
$1.24 - $1.91 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 1.91
$1.92 - $2.05
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	3.69
Options outstanding, Number of options outstanding | shares	6,470,573
Exercisable options, Weighted number of options exercisable | shares	1,149,286
Weighted average exercise price, Exercisable	$ 1.98
$1.92 - $2.05 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	1.92
$1.92 - $2.05 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 2.05
$2.06 - $2.15
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	3.70
Options outstanding, Number of options outstanding | shares	75,000
Exercisable options, Weighted number of options exercisable | shares	25,000
Weighted average exercise price, Exercisable	$ 2.13
$2.06 - $2.15 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	2.06
$2.06 - $2.15 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 2.15
$2.16 - $2.98
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	2.64
Options outstanding, Number of options outstanding | shares	1,300,000
Exercisable options, Weighted number of options exercisable | shares	1,300,000
Weighted average exercise price, Exercisable	$ 2.16
$2.16 - $2.98 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	2.16
$2.16 - $2.98 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 2.98
$2.99 - $5.44
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding | yr	4.41
Options outstanding, Number of options outstanding | shares	307,062
Exercisable options, Weighted number of options exercisable | shares	25,000
Weighted average exercise price, Exercisable	$ 4.70
$2.99 - $5.44 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	2.99
$2.99 - $5.44 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 5.44